Investment Strategy - Slow Capital Growth Fund	Mar. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Fund’s adviser, Slow Capital, Inc. (the “Adviser”), believes have the potential for growth. The Fund primarily invests in domestic common stocks, which may be of any market capitalization, although the Fund generally focuses on large- and mid-capitalization companies.

The Fund primarily invests in the common stocks of U.S. companies. The Adviser selects companies that it believes have the potential for above-average growth of capital and sustained high rates of return on investment. The key attributes of companies that the Adviser seeks for the Fund’s portfolio are market and product leadership, sustainable market growth opportunities, and strong executive management teams.

The Adviser starts by using in-house research and other sources to gain insights across multiple sectors and markets. This research process involves:

1.	Analyzing industry reports, academic papers, and expert interviews to identify emerging trends and disruptive technologies.

2.	Conducting thorough reviews of company financial statements, earnings calls, and investor presentations.

3.	Engaging in primary research, including customer surveys, product testing, and competitor analysis.

4.	Leveraging big data analytics and artificial intelligence tools to process large volumes of market and consumer behavior data.

The Adviser constantly explores new and emerging trends to uncover potential investment opportunities. From this comprehensive research, the Adviser identifies a universe of superior companies across a range of industries.

Superior companies are businesses that the Adviser believes have:

●	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets based on the Adviser’s analysis of their respective markets, market share of the company, the company’s product lines, and barriers to entry in the industry.

●	Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise based on the Adviser’s analysis of a company’s patent portfolio, product launch success, brand value, and pricing of the company’s products.

●	A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change based on the Adviser’s analysis of management’s track record of meeting or exceeding goals, managements experience and expertise, the company’s corporate governance practices, and management’s ability to navigate industry changes.

From this universe, the Adviser selects companies it believes possess the ability to invest substantial capital at high and durable rates of return over several years. The Adviser is of the opinion that superior investment returns are achieved by focusing on companies with the potential to sustain above-industry-average growth rates for five years or more. In order to assess a company for these characteristics, the Adviser considers data related to: (i) the company’s position within its product lifecycle, its ability to adjust pricing in response to market changes, and its diversification across products or regions; (ii) the company’s historical and projected cash flow, looking for consistency and the ability to generate or scale toward sufficient surplus to substantially fund future expansion; and (iii) key drivers that could propel the company’s future performance such as advancements in or the application of new technologies, as well as significant changes in regulation, management, or societal trends.

The Adviser utilizes its proprietary securities model to assess returns on invested capital and the variability of these returns. The model aligns company financials to measure the return on net operating assets and their variability, comparing them to the equity market rate of return. This process evaluates how effectively a company’s operating assets are capitalized in the market. Key factors considered by the model include: (i) company financials, (ii) variability of returns, (iii) market comparisons, and (iv) valuation metrics (how the company’s stock is valued relative to the market, its peers, and its own price history).

The Adviser continually monitors and review its selected companies with respect to their ongoing financial performance. This process is typically conducted in alignment with quarterly financial releases, allowing the Adviser to reassess and update its analysis with the most up-to-date information. Additionally, the Adviser performs interim reviews when significant new information becomes available, such as major company announcements or competitor developments. The Fund may sell a stock or reduce its position in a stock if: (i) the stock subsequently fails to meet the Adviser’s initial investment criteria; or (ii) a more attractively priced stock is found or if assets are needed for other purposes.